Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following at:

	September 30, 2014	December 31, 2013
Lab equipment	$7,390,382	$6,620,662
Computer equipment	600,318	563,976
Office equipment	248,490	248,490
Leasehold improvements	477,682	477,682
	8,716,872	7,910,810
Accumulated depreciation	(5,626,523)	(5,024,634)
Property and equipment, net	$3,090,349	$2,886,176

Property and equipment consists of the following at:

	December 31, 2013	December 31, 2012
Lab equipment	$6,620,662	$5,898,489
Computer equipment	563,976	389,720
Office equipment and vehicle	248,490	277,216
Leasehold improvements	477,682	465,790
	7,910,810	7,031,215
Accumulated depreciation	(5,024,634)	(4,240,751)
Property and equipment, net	$2,886,176	$2,790,464